Stockholders’ Equity (Deficit) and Stock-Based Compensation - Schedule of Restricted Stock (Details) - Restricted Stock - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Number of Shares Outstanding
Unvested balances at beginning of period (in shares)	4,985,434	5,789,401
Restricted stock granted and issued (in shares)	0	820,500
Restricted stock vested (in shares)	(1,416,009)	(1,407,834)
Restricted stock repurchased - unvested shares (in shares)	(20,000)	(216,633)
Unvested balances at end of period (in shares)	3,549,425	4,985,434